Other income (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Associates, joint ventures and subsidiaries
Net gains / (losses) from acquisitions and disposals of subsidiaries	$ 4	$ (13)	$ (2)	$ (9)	$ (2)
Net gains / (losses) from disposals of investments in associates and joint ventures	0	3	0	3	0
Share of net profits of associates and joint ventures	21	136	24	157	39
Total	25	126	22	150	37
Income from properties	8	3	7	10	11
Net gains / (losses) from properties held for sale	(35)	8	0	(28)	0
Income from shared services provided to UBS Group AG or its subsidiaries	154	167	215	322	384
Other	(1)	(22)	63	(23)	83
Total other income	$ 150	$ 281	$ 306	432	$ 515
Swisscard
Associates, joint ventures and subsidiaries
Share of net profits of associates and joint ventures				64
Select Portfolio Servicing
Associates, joint ventures and subsidiaries
Net gains / (losses) from acquisitions and disposals of subsidiaries				$ (11)